Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 33,162
Due from one year to five years	173,953
Due from five years to ten years	1,561,712
Due after ten years	2,419,139
Held-to-maturity debt securities, Amortized cost	4,187,966	¥ 3,582,941
Held-to-maturity debt securities, Fair value:
Due in one year or less	33,051
Due from one year to five years	174,740
Due from five years to ten years	1,592,472
Due after ten years	2,398,229
Held-to-maturity debt securities, Fair value	4,198,492	3,620,672
Available-for-sale debt securities, Fair value:
Due in one year or less	9,096,329
Due from one year to five years	12,133,838
Due from five years to ten years	5,787,030
Due after ten years	4,145,313
Available-for-sale debt securities, Fair value	¥ 31,162,510	¥ 32,833,114